Subsequent events (Details) $ / shares in Units, $ in Millions	Nov. 01, 2023 $ / shares	Sep. 30, 2023 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Liens | $		$ 29.0
Shareholder Rights Plan
Disclosure of non-adjusting events after reporting period [line items]
Beneficial ownership (in percent)	0.20
Share Price | $ / shares	$ 12.5